CONSOLIDATED STATEMENTS OF STOCKHOLDERS DEFICIT - USD ($)	Series A Preferred Stock [Member]	Series C Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 2,000		$ 97,208	$ 5,061,681		$ (7,130,674)	$ (1,703,486)
Shares, Outstanding, Beginning Balance at Dec. 31, 2020	2,000,000		97,208,516
Redemption of preferred	$ (150)			150
Redemption of preferred shares	(150,000)
Stock issued for services – related party		$ 2,000	$ 4,500	769,250			567,855
Stock issued for services shares		2,000,000	4,500,000
Stock issued for services			$ 7,250	799,990			976,380
Stock issued for services			7,250,000
Stock issued for Conversion of debt			$ 41,703	2,863,178			2,904,881
Stock issued for debt conversion			41,701,860
Stock issued for cash			$ 162,200	3,081,800			3,244,000
Stock issued for Cash Shares			162,200,000
Net loss						(6,034,411)	(6,034,411)
Ending balance, value at Dec. 31, 2021	$ 1,850	$ 2,000	$ 312,861	12,576,049		(13,165,085)	(44,781)
Shares, Outstanding, Ending Balance at Dec. 31, 2021	1,850,000	2,000,000	312,860,376
Stock issued for services			$ 1,525	46,209			41,615
Stock issued for services			1,525,016
Net loss						(1,064,930)	(1,074,970)
Cancellation of preferred	$ (1,850)			1,850
Cancellation of preferred	(1,850,000)
Ending balance, value at Mar. 31, 2022		$ 2,000	$ 314,386	12,785,817		(14,230,015)	(916,427)
Shares, Outstanding, Ending Balance at Mar. 31, 2022		2,000,000	314,385,392
Beginning balance, value at Dec. 31, 2021	$ 1,850	$ 2,000	$ 312,861	12,576,049		(13,165,085)	(44,781)
Shares, Outstanding, Beginning Balance at Dec. 31, 2021	1,850,000	2,000,000	312,860,376
Stock issued for services – related party			$ 19,208	645,334			664,542
Stock issued for services shares			19,208,340
Stock issued for services			$ 40,128	1,214,087			1,103,582
Stock issued for services			40,127,557
Stock issued for cash			$ 30,000	570,000			600,000
Stock issued for Cash Shares			30,000,000
Net loss					16,670	(5,913,724)	(5,897,054)
Cancellation of preferred	$ (1,850)			1,850
Cancellation of preferred	(1,850,000)
Debt issuance cost – warrants issued				196,074			196,074
Ending balance, value at Dec. 31, 2022		$ 2,000	$ 402,197	15,203,394	16,670	(19,078,809)	(3,377,637)
Shares, Outstanding, Ending Balance at Dec. 31, 2022		2,000,000	402,196,273
Beginning balance, value at Mar. 31, 2022		$ 2,000	$ 314,386	12,785,817		(14,230,015)	(916,427)
Shares, Outstanding, Beginning Balance at Mar. 31, 2022		2,000,000	314,385,392
Stock issued for services			$ 5,000	143,001			159,247
Stock issued for services			5,000,000
Stock issued for cash			$ 30,000	570,000			600,000
Stock issued for Cash Shares			30,000,000
Net loss						(1,121,867)	(1,122,544)
Ending balance, value at Jun. 30, 2022		$ 2,000	$ 349,386	13,532,591		(15,351,882)	(1,245,951)
Shares, Outstanding, Ending Balance at Jun. 30, 2022		2,000,000	349,385,392
Stock issued for services			$ 5,000	77,500			129,132
Stock issued for services			5,000,000
Net loss						(869,268)	(862,646)
Ending balance, value at Sep. 30, 2022		$ 2,000	$ 354,386	13,610,091		(16,221,150)	(1,979,465)
Shares, Outstanding, Ending Balance at Sep. 30, 2022		2,000,000	354,385,392
Beginning balance, value at Dec. 31, 2022		$ 2,000	$ 402,197	15,203,394	16,670	(19,078,809)	(3,377,637)
Shares, Outstanding, Beginning Balance at Dec. 31, 2022		2,000,000	402,196,273
Stock issued for services			$ 4,950	350,425			394,709
Stock issued for services			4,950,000
Stock issued for Conversion of debt			$ 19,286	366,437			385,723
Stock issued for debt conversion			19,286,137
Stock issued for cash			$ 16,750	318,250			335,000
Stock issued for Cash Shares			16,750,000
Net loss					(1,541)	(2,701,002)	(2,702,543)
Debt issuance cost – warrants issued				1,321,698			1,321,698
Ending balance, value at Mar. 31, 2023		$ 2,000	$ 462,500	19,085,415	15,129	(23,263,339)	(3,582,050)
Shares, Outstanding, Ending Balance at Mar. 31, 2023		2,000,000	462,499,000
Stock issued for services			$ 500	31,900			4,926
Stock issued for services			500,000
Stock issued for Conversion of debt			$ 25,450	949,650			975,100
Stock issued for debt conversion			25,450,000
Net loss					(15,517)	(2,759,906)	(2,808,717)
Debt issuance cost – warrants issued				1,348,364			1,348,364
Ending balance, value at Jun. 30, 2023		$ 2,000	$ 488,450	21,571,369	(388)	(26,023,245)	(3,906,337)
Shares, Outstanding, Ending Balance at Jun. 30, 2023		2,000,000	488,448,984
Stock issued for services			$ 32,930	561,134			609,845
Stock issued for services			32,930,000
Stock issued for Conversion of debt			$ 77,725	1,362,775			1,440,500
Stock issued for debt conversion			77,725,000
Stock issued for cash							198,000
Net loss					(16,404)	(995,633)	(960,340)
Ending balance, value at Sep. 30, 2023		$ 2,000	$ 603,605	$ 23,490,778	$ (16,792)	$ (27,018,878)	$ (2,618,332)
Shares, Outstanding, Ending Balance at Sep. 30, 2023		2,000,000	603,603,984